Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended			14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended		18 Months Ended		19 Months Ended	20 Months Ended	21 Months Ended		22 Months Ended	24 Months Ended		27 Months Ended		28 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	36 Months Ended		39 Months Ended		40 Months Ended	42 Months Ended		45 Months Ended		46 Months Ended	48 Months Ended		51 Months Ended		52 Months Ended	54 Months Ended		57 Months Ended		58 Months Ended	60 Months Ended		63 Months Ended		64 Months Ended	66 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 18, 2026	Jan. 31, 2025	Oct. 16, 2024	Nov. 29, 2023	Apr. 15, 2021	Apr. 14, 2021	Mar. 04, 2021	Dec. 27, 2019	Sep. 30, 2019	Aug. 30, 2019	Jun. 30, 2016	Jun. 30, 2026	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2021	Jun. 30, 2020	Jun. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2026	Mar. 31, 2022	Jun. 30, 2017	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2022	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2023	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2026	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2024	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2025	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2026	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000159198
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Alternative Investment Fund
Accumulated Value											$ 10,000																					$ 10,342																$ 10,575											$ 10,530										$ 9,660										$ 12,168							$ 11,870				$ 11,604	$ 12,363	$ 12,458	$ 14,206
C000129685
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Alternative Investment Fund
Accumulated Value											10,000																					10,409																10,712											10,730										9,898										12,538							12,289				12,078	12,944	13,136	15,068
C000213661
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Common Ground Fund
Accumulated Value		$ 10,000																$ 9,379																				$ 11,119
C000213660
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Common Ground Fund
Accumulated Value								$ 10,000													$ 9,370																				$ 13,023												$ 13,851											$ 14,044										$ 16,599									$ 16,302				$ 19,439
C000253434
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Eckhardt Managed Futures Strategy Fund
Accumulated Value		10,000											$ 9,382					8,724					$ 8,469					$ 8,212					$ 7,775					8,019
C000253435
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Eckhardt Managed Futures Strategy Fund
Accumulated Value			$ 10,000											$ 10,110					$ 9,579					$ 8,918					$ 8,677					$ 8,435					$ 7,989				$ 8,248
C000213663
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Evolution Plus Fund
Accumulated Value	$ 10,000											$ 9,000
C000213662
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Evolution Plus Fund
Accumulated Value									$ 10,000																	$ 8,913																			$ 10,116											$ 9,275										$ 8,676										$ 9,212								$ 9,255				$ 15,659
C000245743
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Global Fund
Accumulated Value				$ 10,000																		$ 10,780																				$ 12,356												$ 13,343
C000226634
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Government Income Tactical Fund
Accumulated Value					$ 10,000										$ 10,090																				$ 9,581														$ 8,183											$ 7,445										$ 7,777										$ 7,572
C000159195
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Managed Income Fund
Accumulated Value											10,000																					10,331																10,159											10,784										10,163										9,894							9,749				9,357	9,449	9,959	9,892
C000129682
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Managed Income Fund
Accumulated Value											10,000																					10,413																10,310											11,021										10,449										10,249							10,157				9,798	9,956	10,570	10,558
C000159197
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Market Leaders Fund
Accumulated Value											10,000																					11,505																13,642											12,719										14,866										23,819							16,890				18,620	21,067	19,503	25,480
C000129684
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Market Leaders Fund
Accumulated Value											10,000																					11,580																13,820											12,966										15,233										24,515							17,493				19,392	22,084	20,558	27,017
C000213664
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Pattern Recognition Fund
Accumulated Value										$ 10,000																	$ 10,890																			$ 13,962											$ 10,962										$ 14,829										$ 15,340								$ 17,264				$ 19,886
C000226637
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Rising Dividend Tactical Fund
Accumulated Value						$ 10,000										$ 10,240				$ 10,200					$ 11,114						$ 10,501					$ 8,622				$ 7,778				$ 7,571			$ 7,571			$ 7,994		$ 7,478			$ 8,565			$ 9,354			$ 9,208		$ 10,257		$ 9,883			$ 9,810			$ 9,665		$ 10,163		$ 10,272			$ 10,063			$ 11,542
C000161884
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified STF Fund
Accumulated Value											10,000																					13,532																16,686											16,076										23,035										34,754							28,247				32,234	44,755	39,264	55,661
C000161885
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified STF Fund
Accumulated Value											10,000																					13,601																16,874											16,348										23,568										35,791							29,291				33,609	46,941	41,428	59,091
C000225736
Account Value [Line Items]
Line Graph and Table Measure Name																														Quantified Tactical Sectors Fund
Accumulated Value							$ 10,000										$ 10,560																				$ 6,031														$ 6,911											$ 7,642										$ 7,368										$ 9,562
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value											10,000																					11,790																13,484											14,889										16,006										22,536							20,144				24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value											10,000																					11,790																13,484											14,889										16,006										22,536							20,144				24,091	30,006	34,556	42,271
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P Composite 1500 TR
Accumulated Value		10,000																10,268																				12,617
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P Composite 1500 TR
Accumulated Value								$ 10,000													$ 9,570																				$ 13,601												$ 12,103											$ 14,431										$ 17,826									$ 20,406				$ 25,073
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value		$ 10,000											$ 9,313					$ 10,333					$ 11,172					$ 11,469					$ 10,972					$ 12,639
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value			$ 10,000											$ 10,095					$ 9,663					$ 10,721					$ 11,592					$ 11,899					$ 11,384				$ 13,114
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value	$ 10,000											$ 10,146
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value									$ 10,000																	$ 10,571																			$ 14,883											$ 13,303										$ 15,910										$ 19,817								$ 22,822				$ 27,917
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI ACWI Index
Accumulated Value				$ 10,000																		$ 11,705																				$ 13,597												$ 16,816
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value					$ 10,000										$ 10,076																				$ 9,039														$ 8,955											$ 9,190										$ 9,749										$ 10,118
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000																					9,969																9,929											10,710										11,646										11,607							10,413				10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000																					9,969																9,929											10,710										11,646										11,607							10,413				10,315	10,587	11,230	11,656
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI ACWI Index
Accumulated Value											10,000																					11,879																13,153											13,908										14,202										19,778							16,663				19,417	23,179	26,927	33,301
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI ACWI Index
Accumulated Value											10,000																					11,879																13,153											13,908										14,202										19,778							16,663				19,417	23,179	26,927	33,301
50/50 S&P 500/Bloomberg Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name																														50/50 S&P 500/Bloomberg Aggregate Bond
Accumulated Value										10,000																	10,729																			12,752											11,452										12,503										14,155								15,672				17,694
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value						$ 10,000										$ 10,449				$ 10,510					$ 11,669						$ 11,133					$ 9,340				$ 8,884				$ 9,556			$ 10,272			$ 11,170		$ 10,805			$ 12,068			$ 13,342			$ 13,913		$ 14,732		$ 15,087			$ 14,443			$ 16,023		$ 17,325		$ 17,785			$ 17,014			$ 19,600
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000																					11,790																13,484											14,889										16,006										22,536							20,144				24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000																					11,790																13,484											14,889										16,006										22,536							20,144				24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value							$ 10,000										$ 11,456																				$ 10,240														$ 12,246											$ 15,253										$ 17,566										$ 21,487
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Morningstar Aggressive Target Risk Index
Accumulated Value											10,000																					11,823																13,173											13,973										13,860										19,324							16,309				18,632	21,403	24,989	30,636
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Morningstar Aggressive Target Risk Index
Accumulated Value											10,000																					11,823																13,173											13,973										13,860										19,324							16,309				18,632	21,403	24,989	30,636
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index TR
Accumulated Value										$ 10,000																	$ 10,769																			$ 15,162											$ 13,552										$ 16,208										$ 20,188								$ 23,249				$ 28,439
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000																					12,939																16,304											17,961										24,028										34,685							27,617				36,767	48,080	55,823	75,018
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											$ 10,000																					$ 12,939																$ 16,304											$ 17,961										$ 24,028										$ 34,685							$ 27,617				$ 36,767	$ 48,080	$ 55,823	$ 75,018